Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 3.3%
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26 (144A)	$2,752,600	$2,688,361
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29 (144A)	2,712,200	2,522,482
BX Commercial Mortgage Trust 2021-ARIA F,
CME Term SOFR 1 Month + 2.7080%, 8.0400%, 10/15/36 (144A)‡	6,000,000	5,647,051
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C,
3.8173%, 1/10/37 (144A)‡	5,000,000	4,588,803
MED Trust 2021-MDLN F,
CME Term SOFR 1 Month + 4.1145%, 9.4465%, 11/15/38 (144A)‡	5,476,379	5,197,620
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	5,000,000	4,157,456
VASA Trust 2021-VASA F,
CME Term SOFR 1 Month + 4.0145%, 9.3475%, 7/15/39 (144A)‡	3,083,000	1,606,725
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $27,042,903)		26,408,498
Bank Loans and Mezzanine Loans– 0.7%
Consumer Cyclical – 0.7%
Mic Glen LLC, CME Term SOFR 1 Month + 6.7500%, 12.1661%, 7/20/29‡	2,303,342	2,170,900
Tacala Investment Corp, CME Term SOFR 1 Month + 8.0000%, 12.9455%, 2/4/28‡	3,481,080	3,347,058
Total Bank Loans and Mezzanine Loans (cost $5,667,403)		5,517,958
Corporate Bonds– 89.6%
Basic Industry – 4.8%
Compass Minerals International Inc, 6.7500%, 12/1/27 (144A)	5,053,000	4,787,313
First Quantum Minerals Ltd, 6.8750%, 10/15/27 (144A)	4,353,000	4,176,169
First Quantum Minerals Ltd, 8.6250%, 6/1/31 (144A)	8,138,000	8,098,789
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	5,908,000	4,861,046
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	5,548,000	5,190,578
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	9,594,000	8,876,884
Mineral Resources Ltd, 9.2500%, 10/1/28 (144A)	2,505,000	2,523,788
		38,514,567
Capital Goods – 11.3%
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	13,018,678	9,821,823
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	6,942,000	5,793,064
Bombardier Inc, 7.5000%, 2/1/29 (144A)	4,109,000	3,899,303
Builders FirstSource Inc, 4.2500%, 2/1/32 (144A)	2,770,000	2,271,582
Builders FirstSource Inc, 6.3750%, 6/15/32 (144A)	4,413,000	4,153,993
Cemex SAB de CV,
US Treasury Yield Curve Rate 5 Year + 5.1570%, 9.1250% (144A)‡,µ	2,593,000	2,699,326
Chart Industries Inc, 7.5000%, 1/1/30 (144A)	4,162,000	4,184,808
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	4,114,000	3,630,111
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)#	4,323,000	4,063,114
LABL Inc, 5.8750%, 11/1/28 (144A)	3,041,000	2,729,964
LABL Inc, 8.2500%, 11/1/29 (144A)	9,788,000	7,989,455
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	13,599,000	10,511,769
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	4,754,000	4,316,602
TransDigm Inc, 4.8750%, 5/1/29	10,596,000	9,309,565
Trinity Industries Inc, 7.7500%, 7/15/28 (144A)	2,901,000	2,919,131
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	9,995,000	9,134,278
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	3,245,000	2,974,135
		90,402,023
Communications – 4.1%
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	2,788,000	2,219,355
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	4,770,000	4,448,968
Gray Escrow II Inc, 5.3750%, 11/15/31 (144A)	2,392,000	1,565,414
Gray Television Inc, 4.7500%, 10/15/30 (144A)	10,118,000	6,702,881
Scripps Escrow II Inc, 3.8750%, 1/15/29 (144A)	619,000	465,511
Scripps Escrow II Inc, 5.3750%, 1/15/31 (144A)	8,579,000	5,271,367
Scripps Escrow Inc, 5.8750%, 7/15/27 (144A)	2,465,000	1,822,670
Univision Communications Inc, 8.0000%, 8/15/28 (144A)	4,150,000	4,023,425
Univision Communications Inc, 4.5000%, 5/1/29 (144A)	3,380,000	2,752,143
Univision Communications Inc, 7.3750%, 6/30/30 (144A)	3,398,000	3,105,421
		32,377,155
Consumer Cyclical – 22.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)	4,822,000	3,594,741
American Axle & Manufacturing Inc, 6.8750%, 7/1/28	3,417,000	3,101,167
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	10,153,000	8,656,373
Caesars Entertainment Inc, 7.0000%, 2/15/30 (144A)	4,333,000	4,216,276
Carnival Corp, 6.0000%, 5/1/29 (144A)	19,863,000	16,991,060

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Century Communities Inc, 3.8750%, 8/15/29 (144A)	$2,794,000	$2,311,787
Colt Merger Sub Inc, 8.1250%, 7/1/27 (144A)	6,370,000	6,400,366
Foot Locker Inc, 4.0000%, 10/1/29 (144A)#	5,870,000	4,233,737
Ford Motor Co, 3.2500%, 2/12/32	8,275,000	6,377,240
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	2,404,000	2,230,470
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	3,973,000	3,992,865
Ford Motor Credit Co LLC, 3.6250%, 6/17/31	7,239,000	5,849,492
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)#	9,200,000	8,050,000
Garda World Security Corp, 7.7500%, 2/15/28 (144A)	2,193,000	2,150,022
Kohl's Corp, 4.6250%, 5/1/31Ç	7,171,000	4,819,199
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	4,398,000	3,508,942
Life Time Inc, 8.0000%, 4/15/26 (144A)	4,440,000	4,362,300
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	4,762,000	3,939,684
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	9,208,000	8,360,790
Macy's Retail Holdings LLC, 5.8750%, 4/1/29 (144A)#	9,284,000	8,128,978
Michaels Cos Inc/The, 5.2500%, 5/1/28 (144A)#	6,749,000	5,386,377
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29 (144A)	3,782,000	3,219,881
Penn Entertainment Inc, 4.1250%, 7/1/29 (144A)#	6,264,000	5,118,847
Sands China Ltd, 4.8750%, 6/18/30	2,072,000	1,788,679
Service Corp International/US, 3.3750%, 8/15/30	9,221,000	7,432,126
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29	5,825,000	5,052,896
Six Flags Entertainment Corp, 7.2500%, 5/15/31 (144A)#	4,065,000	3,816,547
Station Casinos LLC, 4.6250%, 12/1/31 (144A)	1,989,000	1,590,968
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp,
5.8750%, 5/15/25 (144A)	5,182,000	5,000,626
Travel + Leisure Co, 4.6250%, 3/1/30 (144A)	5,448,000	4,584,602
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	5,869,000	5,093,412
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	3,425,000	3,332,525
Wynn Macau Ltd, 5.6250%, 8/26/28 (144A)	8,629,000	7,480,933
Wynn Macau Ltd, 5.1250%, 12/15/29 (144A)	2,947,000	2,431,156
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp,
7.1250%, 2/15/31 (144A)	3,070,000	2,914,117
		175,519,181
Consumer Non-Cyclical – 13.9%
AdaptHealth LLC, 5.1250%, 3/1/30 (144A)	4,167,000	3,226,831
AMN Healthcare Inc, 4.0000%, 4/15/29 (144A)	6,253,000	5,306,055
B&G Foods Inc, 5.2500%, 4/1/25	3,774,000	3,703,512
B&G Foods Inc, 5.2500%, 9/15/27	1,633,000	1,367,590
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	5,250,000	5,169,461
Catalent Pharma Solutions Inc, 3.5000%, 4/1/30 (144A)#	5,885,000	4,845,238
Chobani LLC / Chobani Finance Corp Inc, 7.5000%, 4/15/25 (144A)	7,625,000	7,553,172
Chobani LLC / Chobani Finance Corp Inc, 4.6250%, 11/15/28 (144A)	1,761,000	1,553,167
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	8,398,000	7,915,955
Heartland Dental LLC / Heartland Dental Finance Corp,
10.5000%, 4/30/28 (144A)	6,370,000	6,409,812
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	4,307,000	3,057,970
LifePoint Health Inc, 9.8750%, 8/15/30 (144A)#	3,589,000	3,474,619
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29 (144A)	15,202,000	13,139,031
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	12,955,000	10,381,524
Owens & Minor Inc, 4.5000%, 3/31/29 (144A)	2,554,000	2,101,891
Pediatrix Medical Group Inc, 5.3750%, 2/15/30 (144A)	2,538,000	2,235,242
Post Holdings Inc, 4.5000%, 9/15/31 (144A)	2,706,000	2,252,186
Star Parent Inc, 9.0000%, 10/1/30 (144A)	5,574,000	5,632,542
Surgery Center Holdings Inc, 10.0000%, 4/15/27 (144A)	3,084,000	3,118,695
Tenet Healthcare Corp, 4.2500%, 6/1/29	4,659,000	4,010,224
Tenet Healthcare Corp, 6.1250%, 6/15/30	7,237,000	6,785,044
Thor Industries Inc, 4.0000%, 10/15/29 (144A)	9,578,000	7,889,877
		111,129,638
Electric – 1.9%
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	611,000	463,538
NRG Energy Inc, 3.8750%, 2/15/32 (144A)	10,909,000	8,189,279
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A)	7,280,000	6,220,032
		14,872,849
Energy – 8.7%
Archrock Partners LP / Archrock Partners Finance Corp,
6.8750%, 4/1/27 (144A)	2,282,000	2,207,474
Civitas Resources Inc, 8.3750%, 7/1/28 (144A)	4,444,000	4,521,770
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	8,337,000	7,211,851
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	3,488,000	2,933,108
Enerflex Ltd, 9.0000%, 10/15/27 (144A)	3,078,000	3,039,525
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	11,150,000	11,094,250
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	4,233,000	4,021,350

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	$5,522,000	$5,329,427
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	1,729,000	1,710,046
Southwestern Energy Co, 5.3750%, 3/15/30	2,895,000	2,637,497
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	9,538,000	8,259,649
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	6,723,000	6,117,928
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	5,238,000	4,565,841
Venture Global LNG Inc, 8.1250%, 6/1/28 (144A)	6,025,000	5,965,611
		69,615,327
Finance Companies – 6.1%
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	4,518,000	4,481,670
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	4,281,000	4,428,010
Macquarie Airfinance Holdings Ltd, 8.1250%, 3/30/29 (144A)	5,300,000	5,307,155
Navient Corp, 9.3750%, 7/25/30	4,148,000	4,090,965
Navient Corp, 5.6250%, 8/1/33	3,496,000	2,536,872
OneMain Finance Corp, 6.6250%, 1/15/28	957,000	882,995
OneMain Finance Corp, 4.0000%, 9/15/30	4,302,000	3,228,027
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	3,114,000	3,086,751
PennyMac Financial Services Inc, 5.7500%, 9/15/31 (144A)	11,884,000	9,720,628
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	5,248,000	4,184,598
SLM Corp, 3.1250%, 11/2/26	2,762,000	2,395,741
Springleaf Finance Corp, 5.3750%, 11/15/29	5,244,000	4,391,850
		48,735,262
Financial Institutions – 1.7%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	1,955,000	1,807,789
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,210,000	3,866,569
GGAM Finance Ltd, 8.0000%, 6/15/28 (144A)	8,140,000	8,123,944
		13,798,302
Industrial – 0.9%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,564,000	3,136,321
TopBuild Corp, 4.1250%, 2/15/32 (144A)	5,284,000	4,289,798
		7,426,119
Insurance – 1.3%
Broadstreet Partners Inc, 5.8750%, 4/15/29 (144A)	8,759,000	7,728,225
HUB International Ltd, 5.6250%, 12/1/29 (144A)	2,498,000	2,175,152
		9,903,377
Real Estate Investment Trusts (REITs) – 0.4%
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	3,759,000	2,910,387
Specialty Retail – 0.3%
Burlington Stores Inc, 2.2500%, 4/15/25	1,989,000	1,928,137
Technology – 9.1%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	3,065,000	2,474,988
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)	1,551,000	1,372,806
Ciena Corp, 4.0000%, 1/31/30 (144A)	3,818,000	3,230,982
Entegris Escrow Corp, 5.9500%, 6/15/30 (144A)	2,434,000	2,257,187
Entegris Inc, 3.6250%, 5/1/29 (144A)#	8,936,000	7,588,630
II-VI Inc, 5.0000%, 12/15/29 (144A)	8,553,000	7,415,793
ION Trading Technologies Sarl, 5.7500%, 5/15/28 (144A)	3,550,000	3,095,316
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	13,361,000	11,672,775
McAfee Corp, 7.3750%, 2/15/30 (144A)	3,307,000	2,768,597
NortonLifeLock Inc, 6.7500%, 9/30/27 (144A)	7,181,000	7,039,999
RingCentral Inc, 8.5000%, 8/15/30 (144A)	6,467,000	6,247,122
Seagate HDD Cayman, 8.2500%, 12/15/29 (144A)	1,804,000	1,852,704
Seagate HDD Cayman, 4.1250%, 1/15/31	4,990,000	3,962,506
Seagate HDD Cayman, 9.6250%, 12/1/32 (144A)	10,557,840	11,376,516
		72,355,921
Transportation – 3.1%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	12,476,000	11,138,256
Rand Parent LLC, 8.5000%, 2/15/30 (144A)#	7,823,000	7,237,064
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	6,904,000	6,556,729
		24,932,049
Total Corporate Bonds (cost $763,740,535)		714,420,294
Convertible Corporate Bonds– 0.8%
Media – 0.8%
DISH Network Corp, 2.3750%, 3/15/24((cost $6,279,294)	6,446,000	6,188,160
Common Stocks– 2.7%
Containers & Packaging – 0.1%
Ardagh Metal Packaging SA	239,777	750,502

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies – 1.3%
Globus Medical Inc*	51,792	$2,571,473
Hologic Inc*	30,602	2,123,779
Lantheus Holdings Inc*	58,677	4,076,878
Teleflex Inc	8,756	1,719,766
		10,491,896
Hotels, Restaurants & Leisure – 0.6%
Caesars Entertainment Inc*	39,653	1,837,917
Churchill Downs Inc	13,149	1,525,810
Wynn Resorts Ltd	17,127	1,582,706
		4,946,433
Metals & Mining – 0.3%
Freeport-McMoRan Inc	41,851	1,560,624
Hudbay Minerals Inc	159,538	776,950
		2,337,574
Personal Products – 0.1%
BellRing Brands Inc*	29,384	1,211,502
Semiconductor & Semiconductor Equipment – 0.3%
Advanced Micro Devices Inc*	11,554	1,187,982
Entegris Inc	8,820	828,286
		2,016,268
Total Common Stocks (cost $23,882,172)		21,754,175
Preferred Stocks– 0.3%
Consumer Cyclical – 0.3%
Quiksilver Inc¢((cost $2,633,063)	3,097,721	2,633,063
Investment Companies– 1.6%
Money Markets – 1.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $12,998,306)	12,996,541	13,000,440
Investments Purchased with Cash Collateral from Securities Lending– 3.5%
Investment Companies – 2.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	19,896,453	19,896,453
Time Deposits – 1.0%
Royal Bank of Canada, 5.3100%, 10/2/23	$7,489,143	7,489,143
Total Investments Purchased with Cash Collateral from Securities Lending (cost $27,385,596)		27,385,596
Total Investments (total cost $869,629,272) – 102.5%		817,308,184
Liabilities, net of Cash, Receivables and Other Assets – (2.5)%		(20,011,117)
Net Assets – 100%		$797,297,067

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$714,286,109	87.4%
Peru	14,067,462	1.7
Luxembourg	12,917,139	1.6
Zambia	12,274,958	1.5
Macao	11,700,768	1.4
Canada	9,865,800	1.2
United Kingdom	9,756,123	1.2
Netherlands	9,134,278	1.1
Ireland	8,874,446	1.1
Australia	7,384,834	0.9
Germany	2,974,135	0.4
Mexico	2,699,326	0.3
India	1,372,806	0.2

Total	$817,308,184	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 1.6%
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$308,112	$40	$1,121	$13,000,440
Investments Purchased with Cash Collateral from Securities Lending - 2.5%
Investment Companies - 2.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	86,050∆	-	-	19,896,453
Total Affiliated Investments - 4.1%	$394,162	$40	$1,121	$32,896,893

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 1.6%
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	23,555,617	80,613,366	(91,169,704)	13,000,440
Investments Purchased with Cash Collateral from Securities Lending - 2.5%
Investment Companies - 2.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	26,971,853	31,474,956	(38,550,356)	19,896,453

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $636,212,814, which represents 79.8% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2023 is $2,633,063, which represents 0.3% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$26,408,498	$-
Bank Loans and Mezzanine Loans	-	5,517,958	-
Corporate Bonds	-	714,420,294	-
Convertible Corporate Bonds	-	6,188,160	-
Common Stocks	21,754,175	-	-
Preferred Stocks	-	-	2,633,063
Investment Companies	-	13,000,440	-
Investments Purchased with Cash Collateral from Securities Lending	-	27,385,596	-
Total Assets	$21,754,175	$792,920,946	$2,633,063

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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